Convertible Notes Payable (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes Payable [Abstract]
Principal amount	$ 330,000	$ 330,000
Less: unamortized debt discount	(185,625)	(268,125)
Convertible notes payable, net	$ 144,375	$ 61,875